Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Prepaid interest	$ 6,596	$ 6,870
Prepaid insurance	760	4,449
Third party - prepaid vessel operating expenses	2,123	712
Other prepaid expenses	2,752	1,179
Current prepayments and other current assets	13,855	15,671
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 1,624	$ 2,461